CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 65,430	$ 92,494
Restricted cash	4,411	3,937
Accounts receivable, net of allowance for doubtful accounts of $6,248 at December 31, 2021	0	2,007
Property held for lease, net of accumulated depreciation and impairment (Note 3)	50,278	61,752
Prepaid expenses and other current assets	8,515	4,249
Total current assets	128,634	164,439
Property and equipment, net (Note 4)	557	576
Security deposits	91	91
Capitalized software and intangible assets, net (Note 5)	1,847	1,056
Right-of-use assets (Note 8)	772
Total assets	131,901	166,162
Current liabilities:
Accounts payable	1,264	2,029
Accrued liabilities (Note 6)	14,532	11,959
Revolving line of credit (Note 7)	0	0
Term loan (Note 7)	25,000	0
Unearned revenue	1,552	2,135
Lease liabilities (Note 8)	382
Total current liabilities	42,730	16,123
Revolving line of credit (Note 7)	57,639	61,238
Term loan. non-current (Note 7)	23,057	40,661
Other liabilities	902	7,341
Lease liabilities, non-current (Note 8)	445
Total liabilities	124,773	125,363
STOCKHOLDERS' EQUITY
Common stock, $.0001 par value-- 250,000,000 shares authorized; 98,585,563 and 97,574,171 shares issued and outstanding at December 31, 2022 and December 31, 2021, respectively	10	10
Additional paid-in capital	83,794	77,632
Accumulated deficit	(76,676)	(36,843)
Total stockholders' equity	7,128	40,799
Total liabilities and stockholders' equity	$ 131,901	$ 166,162